INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes

The provision for income taxes consisted of:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Other than U.S.:
Current	$61,934	$43,944	$45,752
Deferred	6,782	(2,018)	6,211
Total provision for income taxes	$68,716	$41,926	$51,963

Geographic Source of Income Before Provision for Income Taxes

The geographic sources of income before income taxes are as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
U.S.	$122,310	$(124,944)	$(99,931)
Other than U.S.	125,868	207,553	152,549
Income before provision for income taxes	$248,178	$82,609	$52,618

Reconciliation of Panama Statutory Federal Tax Rate to Consolidated Effective Tax Rate

The following is a reconciliation of the Panama statutory federal tax rate to the consolidated effective tax rate:

	Year Ended December 31,
	2017	2016	2015
Panama federal statutory rate	25%	25%	25%
Non-Panama operations	16	(14)	41
Change in valuation allowance for deferred tax assets - the U.S.	(18)	49	64
Change in valuation allowance for deferred tax assets - Others	3	(25)	(51)
Audit settlements and reserves	1	14	11
Other (primarily tax on unremitted earnings)	1	2	9
Effective tax rate attributable to continuing operations	28%	51%	99%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31,
	2017	2016
	(In thousands)
Deferred tax assets:
Pension liability	$7,095	$9,732
Accrued liabilities for incentive compensation	16,304	22,208
Net operating loss carryforward	208,503	349,916
Prepaid drydock	677	-
State net operating loss carryforward	19,538	18,308
Other	1,408	1,861
Total deferred tax assets	253,525	402,025
Valuation allowance for deferred tax assets	(199,967)	(334,991)
Deferred tax assets	$53,558	$67,034

Deferred tax liabilities:
Property, plant and equipment	$25,616	$37,883
Prepaid drydock	-	1,367
Long-term contracts	13,483	10,989
Investments in joint ventures and affiliated companies(1)	21,590	17,044
Unrealized exchange gains and other	3,313	3,335
Total deferred tax liabilities	64,002	70,618

Net deferred tax liabilities	$(10,444)	$(3,584)

(1) Includes undistributed earnings of joint ventures, consolidated subsidiaries and other temporary differences.

Summary of Deferred Tax Assets and Liabilities are Recorded by Tax Jurisdiction in Accompanying Consolidated Balance Sheets

Deferred tax assets and liabilities are recorded net by tax jurisdiction in the accompanying Consolidated Balance Sheets. Deferred tax assets and liabilities were as follows:

	December 31,
	2017	2016
	(In thousands)
Deferred tax assets	$17,616	$21,116

Deferred tax liabilities (included in Other liabilities)	28,060	24,700

Net deferred tax liabilities	$(10,444)	$(3,584)

Schedule of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets were as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Balance at beginning of period	$334,991	$336,146	$331,589
Charged to costs and expenses(1)	(32,112)	14,675	6,056
Charged to other accounts	(102,912)	(15,830)	(1,499)
Balance at end of period	$199,967	$334,991	$336,146
(1)	Net of reductions and other adjustments, all of which are charged to costs and expenses.

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Balance at beginning of period	$41,022	$36,353	$34,106
Changes due to exchange rate fluctuations	1,105	(258)	(751)
Increases based on tax positions taken in the current year	1,220	2,328	4,720
Increases based on tax positions taken in prior years	3,628	7,741	4,710
Decreases based on tax positions taken in prior years	(1,791)	(5,090)	(2,836)
Decreases due to settlements	(5,717)	-	(301)
Decreases due to lapse of applicable statute of limitation	(271)	(52)	(3,295)
Balance at end of period	$39,196	$41,022	$36,353